PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Impairment loss	$ 1,795	$ 6,349	$ 6,112
Net book value of assets held under operating lease
Depreciation charged on assets under operating lease	21	7
Property, plant and equipment under construction
Buildings [Member]
Statement Line Items [Line Items]
Income from sub-letting right-of-use	$ 3	$ 3